Debt - Scheduled Principal Payments of Long Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2019	$ 34,003
2020	44,137
2021	38,148
2022	30,585
2023	23,552
Thereafter	89,780
Total	$ 259,350	$ 270,265